Borrowings and derivative financial instrument - US$1 billion RCF (Details) R in Millions, $ in Millions		12 Months Ended
	Apr. 06, 2023 USD ($) extension_option	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		R 36,618	R 22,728	R 20,298
Loans raised		8,278	14,431	8,000
Loans repaid		(3,335)	(1,323)	(8,003)
Accrued interest		1,946	1,192	1,046
Accrued interest paid		(1,947)	(1,175)	(1,061)
Loss on foreign exchange differences		344	2,105	1,417
Balance at end of the year		41,687	36,618	22,728
Current portion of balance		(552)	(11,672)	(122)
Non-current portion of balance		41,135	24,946	22,606
U S600 Million Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 600
US$1 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 1,000
Term of facility	3 years
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		0	0	0
Loans raised		0	0	0
Loans repaid		0	0	0
Accrued interest		185	73	0
Accrued interest paid		(185)	(73)	0
Loss on foreign exchange differences		0	0	0
Balance at end of the year		0	0	0
Current portion of balance		0	0	0
Non-current portion of balance		R 0	R 0	R 0
US$1 billion RCF | Minimum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	1.0
US$1 billion RCF | Median
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	2.0
US$1 billion RCF | Maximum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	3.0
US$1 billion RCF | Net Debt to EBITDA less than threshold | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.60%
US$1 billion RCF | Net debt to EBITDA between min threshold & midrange | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.80%
US$1 billion RCF | Net debt To EBITDA between midrange & max threshold | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.00%
US$1 billion RCF | Net Debt to EBITDA above threshold | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.20%